Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, expense recognized						$ 8.4	$ 7.5	$ 7.0
Inactive participants In defined benefit plan						99.00%
Contributions to defined benefit plan assets						$ 18.5
Benefit obligation, discount rate						25.00%
Decrease in expense for all pension plans						$ (0.1)
Estimated fair value using NAV						212.6	280.6
Net periodic postretirement benefit cost						$ 2.7	1.5	$ 3.0
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Quarterly redemption restriction notice period						65 days
Minimum [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit plan assets					$ 6.4
Nonqualified Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit plan assets						$ 1.9
Nonqualified Defined Benefit Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit plan assets					1.7
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit plan assets						$ 20.4	$ 23.0
Benefit obligation, discount rate						3.92%	3.25%	3.63%
Reduction in projected benefit obligation, mortality assumptions	$ (1.5)	$ (6.0)	$ (1.5)	$ (6.0)
Projected benefit obligation of defined benefit plans exceeded the fair value of plan assets						$ 145.8	$ 154.4
Accumulated benefit obligation of defined benefit plans						527.4	593.0
Net periodic postretirement benefit cost						4.7	3.7	$ 5.0
Actuarial gain						$ (31.6)	20.3
Defined Benefit Pension Plan [Member] | Long Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets percentage of asset categories						70.00%
Defined Benefit Pension Plan [Member] | Liability Hedging [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets percentage of asset categories						28.00%
Defined Benefit Pension Plan [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets percentage of asset categories						2.00%
Defined Benefit Pension Plan [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan percentage of target allocation						41.00%
Defined Benefit Pension Plan [Member] | Domestic Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan percentage of target allocation						23.00%
Defined Benefit Pension Plan [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan percentage of target allocation						26.00%
Defined Benefit Pension Plan [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan percentage of target allocation						10.00%
Defined Benefit Pension Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss					12.7
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit plan assets						$ 1.2	$ 1.2
Benefit obligation, discount rate						3.70%	3.01%	3.26%
Net periodic postretirement benefit cost						$ (2.0)	$ (2.2)	$ (2.0)
Actuarial gain						$ (2.1)	$ (0.7)
The year the health care cost reaches ultimate trend rate of 4.5%						2028
Increase in the benefit obligation						$ 0.7
Decrease in the benefit obligation						$ 0.6
Assumed health care cost trend rate used in measuring the benefit obligation						The assumed health care cost trend rate represents the rate at which health care costs are assumed to increase. The assumed health care cost trend rate used in measuring the benefit obligation in 2018 is 6.90% for pre-age 65 retirees and 7.70% for post-age 65 retirees. These rates are assumed to decrease gradually to the ultimate health care cost trend rate of 4.5% in 2028 for both groups.
Other Postretirement Benefits Plan [Member] | Pre Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rate						6.90%
Other Postretirement Benefits Plan [Member] | Post Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rate						7.70%
Other Postretirement Benefits Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic postretirement benefit cost					2.6
Actuarial gain					2.3
Prior service credit					$ 0.3